Supplemental information on oil and gas producing activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental information on oil and gas producing activities (unaudited)
Schedule of capitalized costs relating to oil and gas exploration and production activities

	2024	2023	2022
Natural and environmental properties	109,005,280	96,856,236	90,284,366
Wells, equipment, and facilities – property, plant, and equipment	42,387,351	35,897,318	33,568,835
Exploration and production projects	19,488,784	17,372,792	16,451,284
Accumulated depreciation, depletion, and amortization	(96,990,855)	(84,413,729)	(79,744,788)
Net capitalized cost	73,890,560	65,712,617	60,559,697

Schedule of costs incurred in oil and gas exploration and developed activities

	2024	2023	2022
Acquisition of proved properties (1)	1,972,255	37,419	141,928
Acquisition of unproved properties (2)	577,804	—	339,394
Exploration costs	3,378,446	2,911,974	3,322,055
Development costs	15,964,905	19,976,218	16,266,222
	21,893,410	22,925,611	20,069,599
(1)	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09. For 2023 and 2022, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.
(2)

For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09. During 2022, Ecopetrol Óleo e Gás do Brasil Ltda have acquired and capitalized seven offshore blocks in the Santos Basin. The blocks are operated by Shell, which holds a 70% of participation in the assets, with a 30% of participation held by Ecopetrol Brasil.

Schedule of results of operations for oil and gas exploration and production activities

	2024	2023	2022
Net revenues
Sales	67,410,322	66,258,193	71,223,307
Transfers	13,677,202	15,256,723	19,797,158
	81,087,524	81,514,916	91,020,465
Production costs (1)	21,568,517	20,544,682	22,152,495
Depreciation, depletion, and amortization (2)	10,356,534	8,531,483	7,138,902
Other production costs (3)	22,937,996	22,751,720	20,741,550
Exploration expenses (4)	1,769,785	2,088,922	1,512,385
Other expenses (5)	3,635,945	7,508,085	5,399,726
	60,268,777	61,424,892	56,945,058
Income before income tax expense	20,818,747	20,090,024	34,075,407
Income tax expense	(9,627,028)	(9,250,450)	(13,026,271)
Results of operations for exploration and production activities	11,191,719	10,839,574	21,049,136
(1)

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2024, 2023 and 2022 of $636,308, $477,511 and $333,683, respectively.

(2)

In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2024, 2023 and 2022 in depreciation, depletion, and amortization, were 704,084, $438,675, and $768,466, respectively.

(3)	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	Corresponds to administration, marketing expenses, and impairment.

Schedule of information relates to the net proven reserves owned by the Ecopetrol Business Group

	2024			2023			2022
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,471	2,346	1,883	1,515	2,828	2,011	1,449	3,151	2,002
Revisions of previous estimates (1)	94	(55)	84	38	(165)	9	81	(104)	63
Improved recovery	79	102	97	91	9	93	77	21	81
Purchases	35	5	35	—	—	—	39	50	48
Extensions and discoveries	42	40	49	17	—	17	52	33	57
Sales	(5)	(5)	(6)	—	—	—	—	—	—
Production	(194)	(317)	(250)	(190)	(326)	(247)	(183)	(323)	(240)
Closing balance	1,522	2,116	1,892	1,471	2,346	1,883	1,515	2,828	2,011
Proved developed reserves:
Opening balance	1,083	2,007	1,435	995	2,174	1,376	921	2,561	1,370
Closing balance	1,087	1,750	1,394	1,083	2,007	1,435	995	2,174	1,376
Proved undeveloped reserves:
Opening balance	388	339	448	520	654	635	528	590	632
Closing balance	435	366	498	388	339	448	520	654	635

Some values were rounded for presentation purposes.

Mbls = Million barrels

Gpc: Giga cubic feet

Mbe = Million barrels of oil equivalent

(1)

Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

Schedule of standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

	2024	2023	2022
Future cash inflows	493,144,459	425,761,732	685,716,359
Future costs
Production (1)	(193,522,901)	(158,870,388)	(182,522,131)
Development	(49,298,761)	(40,675,517)	(58,332,264)
Income taxes	(84,245,300)	(80,373,445)	(201,912,509)
Future net cash flow	166,077,497	145,842,382	242,949,455
10% discount factor	(48,561,554)	(49,557,596)	(86,340,334)
Standardized measure of discounted net cash flows	117,515,943	96,284,786	156,609,121
(1)

Production future costs include the estimated costs related to assets retirement obligations in the amount of $25,448,529, $22,615,261, and $23,234,408, as of December 31, 2024, 2023, and 2022, respectively.

Schedule of principal sources of change in the standardized measure of discounted net cash flows

	2024	2023	2022
Net change in sales and transfer prices and in production cost (lifting) related to future production	41,742,427	(123,240,049)	158,798,134
Changes in estimated future development costs	(15,349,339)	(10,624,343)	(52,166,780)
Sales and transfer of oil and gas produced net of production costs	(59,519,007)	(60,970,234)	(68,867,970)
Net change due to extensions, discoveries, and improved recovery	3,723,233	6,173,144	9,993,781
Net change due to purchase and sales of minerals in place	1,501,219	—	1,767,856
Net change due to revisions in quantity estimates	8,877,125	967,150	10,807,453
Previously estimated development costs incurred during the period	27,041,713	34,815,000	69,458,458
Accretion of discount	14,934,714	28,676,517	15,360,418
Timing and other	4,828,442	(13,215,214)	(11,990,359)
Net change in income taxes	(6,549,370)	77,093,694	(84,908,732)
Aggregate change in the standardized measure of discounted future net cash flows for the year	21,231,157	(60,324,335)	48,252,259